Financial instruments by category (Details 2) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Disclosure of financial liabilities [line items]
Interest income	$ 814	$ 755	$ 657
Interest expense	(8,259)	(6,351)	(2,688)
Foreign exchange loss	(14,263)	(1,548)	(3,265)
Dividend income	82	68	72
Fair value gain on financial assets at fair value through profit or loss	623	3,026	(1,247)
Loss on debt swap	(2,228)
Capitalized borrowing costs	74
Loss from repurchase of Non-convertible Notes		(31)	(39)
Loss from derivative financial instruments (except commodities)	(324)	146	1,108
Gain on the revaluation of receivables arising from the sale of farmland	85	37	33
Other financial results	(431)	(805)	(677)
Impairment of property, plant and equipment
Net result	(23,827)	(4,703)	(6,046)
Financial Assets And Liabilities At Amortised Cost Category [Member]
Disclosure of financial liabilities [line items]
Interest income	814	755	657
Interest expense	(8,259)	(6,351)	(2,688)
Foreign exchange loss	(14,263)	(1,548)	(3,265)
Dividend income	82	68	72
Fair value gain on financial assets at fair value through profit or loss
Loss on debt swap	(2,228)
Capitalized borrowing costs	74
Loss from repurchase of Non-convertible Notes		(31)	(39)
Loss from derivative financial instruments (except commodities)
Gain on the revaluation of receivables arising from the sale of farmland
Other financial results	(431)	(805)	(677)
Impairment of property, plant and equipment
Net result	(24,211)	(7,912)	(5,940)
Financial Assets And Liabilities At Fair Value Through Profit Or Loss Category [Member]
Disclosure of financial liabilities [line items]
Interest income
Interest expense
Foreign exchange loss
Dividend income
Fair value gain on financial assets at fair value through profit or loss	623	3,026	(1,247)
Loss on debt swap
Capitalized borrowing costs
Loss from repurchase of Non-convertible Notes
Loss from derivative financial instruments (except commodities)	(324)	146	1,108
Gain on the revaluation of receivables arising from the sale of farmland	85	37	33
Other financial results
Impairment of property, plant and equipment
Net result	$ 384	$ 3,209	$ (106)